Stock Awards and Stock-Based Compensation (Details) - USD ($)		3 Months Ended		12 Months Ended
	Nov. 13, 2020	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Options Outstanding
Beginning balance		387,109	395,002	395,002	346,806
Options granted	281,648	2,647		7,443	52,347
Options exercised		(1,230)		(15,121)
Options canceled and forfeited		(756)		(215)	(4,151)
Ending balance		387,770		387,109	395,002	346,806
Options vested and exercisable		387,770		387,109
Weighted Average Exercise Price
Beginning balance		$ 6.40	$ 6.40	$ 6.40	$ 6.30
Options granted		3.01		3.20	7.55
Options exercised		3.25		6.30
Options canceled and forfeited		7.94		4.40	3.85
Ending balance		6.37		6.40	$ 6.40	$ 6.30
Options vested and exercisable		$ 6.37		$ 6.40
Weighted average remaining contractual life (in years)
Outstanding		1 year 2 months 15 days		1 year 5 months 12 days	2 years 5 months 1 day	3 years 2 months 15 days
Options vested and exercisable		1 year 2 months 15 days		1 year 5 months 12 days
Aggregate Intrinsic Value
Outstanding		$ 0		$ 0	$ 5,365,737
Options vested and exercisable		0		0
Aggregate intrinsic value of options exercised		$ 0	$ 37,000	$ 0	$ 0	$ 527,450
Weighted average grant-date fair value of options granted per share		$ 2.00	$ 16.72	$ 7.65	$ 9.55
Weighted average grant-date fair value of options granted amount		$ 4,000	$ 29,000	$ 57,000	$ 500,000
Grants | Board members
Aggregate Intrinsic Value
Stock based awards granted		0	3,000	49,000	141,000
Grants | Various employees
Aggregate Intrinsic Value
Stock based awards granted		$ 26,000	149,000	$ 307,000	369,000
Options
Options Outstanding
Beginning balance		387,109
Ending balance		387,770		387,109
Aggregate Intrinsic Value
Stock not yet issued		62,965		57,197
Stock granted not yet vested		7,676		7,502
Unrecognized stock-based compensation related to common stock grants		$ 15,000		$ 23,000
Restricted stock units, outstanding		70,641		64,699
Options | Board members
Aggregate Intrinsic Value
Stock based awards granted		$ 0		$ 0	114,000
Options | Various employees
Aggregate Intrinsic Value
Stock based awards granted		$ 4,000	29,000	$ 57,000	500,000
RSU
Aggregate Intrinsic Value
Stock not yet issued		241,945		44,234
Restricted stock units, outstanding		276,590		292,565
Restricted stock units ("RSUs") granted but not yet vested		34,645		248,331
Unrecognized stock compensation related to the RSUs		$ 22,000		$ 176,000
RSU | Board members
Aggregate Intrinsic Value
Stock based awards granted		3,000	17,000	190,000	297,000
RSU | Various employees
Aggregate Intrinsic Value
Stock based awards granted		$ 29,000	$ 89,000	$ 1,800,000	$ 1,470,000